Debt - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	$ 338		$ 313
Gross debt	5,519		6,369
Less current portion of debt	(32)		(55)
Borrowings	5,487		6,314		$ 8,244
Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	31		28
Other [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			16
Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	5,150		6,012
Notes issued [member] | 2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			28
Notes issued [member] | 4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	159		274
Notes issued [member] | 4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	275		841
Notes issued [member] | 3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	295		804
Notes issued [member] | 8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	819		753
Notes issued [member] | 6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	818		751
Notes issued [member] | 6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	666		613
Notes issued [member] | 6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,072		986
Notes issued [member] | 5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	537		494
Notes issued [member] | 5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	509		468
Face Value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities		$ 248		$ 250
Gross debt		4,080		5,117
Less current portion of debt		(24)		(45)
Borrowings		4,056		5,072
Face Value [member] | Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		23		23
Face Value [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Gross debt				13
Face Value [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		3,809		4,831
Face Value [member] | Notes issued [member] | 2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt				22
Face Value [member] | Notes issued [member] | 4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		117		220
Face Value [member] | Notes issued [member] | 4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		202		672
Face Value [member] | Notes issued [member] | 3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		220		646
Face Value [member] | Notes issued [member] | 8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		600		600
Face Value [member] | Notes issued [member] | 6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		609		609
Face Value [member] | Notes issued [member] | 6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		490		491
Face Value [member] | Notes issued [member] | 6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		795		795
Face Value [member] | Notes issued [member] | 5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		399		399
Face Value [member] | Notes issued [member] | 5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 377		$ 377
Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	338		313
Gross debt	5,340		6,903
Less current portion of debt	(32)		(55)
Borrowings	5,308		6,848
Fair Value [member] | Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	31		28
Fair Value [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			16
Fair Value [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	4,971		6,546
Fair Value [member] | Notes issued [member] | 2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			28
Fair Value [member] | Notes issued [member] | 4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	159		285
Fair Value [member] | Notes issued [member] | 4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	275		884
Fair Value [member] | Notes issued [member] | 3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	286		818
Fair Value [member] | Notes issued [member] | 8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	883		853
Fair Value [member] | Notes issued [member] | 6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	802		865
Fair Value [member] | Notes issued [member] | 6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	621		686
Fair Value [member] | Notes issued [member] | 6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,031		1,144
Fair Value [member] | Notes issued [member] | 5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	465		502
Fair Value [member] | Notes issued [member] | 5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 449		$ 481